RISKS AND UNCERTAINTIES	6 Months Ended
Jun. 30, 2025
Concentration Risk [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
The Company’s digital assets activities may expose it to a variety of financial and other risks: credit risk, interest rate risk, liquidity risk, market risk, loss of access risk, irrevocability of transactions, hard fork and airdrop risks and regulatory oversight risk, among others.
The Company lends digital assets to third parties. On termination of a loan, the borrower is required to return the digital assets to the Company; any gains or loss in the market price during the loan would inure to the Company. In the event of bankruptcy of the borrower, the Company could experience delays in recovering its digital assets. In addition, to the extent that the value of the digital assets increases during the term of the loan, the value of the digital assets may exceed the value of collateral provided to the Company, exposing the Company to credit risks with respect to the borrower and potentially exposing the Company to a loss of the difference between the value of the digital assets and the value of the collateral. If a borrower defaults under its obligations with respect to a loan of digital assets, including by failing to deliver additional collateral when required or by failing to return the digital assets upon the termination of the loan, the Company may expend significant resources and incur significant expenses in connection with efforts to enforce the loan agreement, which may ultimately be unsuccessful.
The Company also participates in decentralized finance protocols, smart contracts that perform specific functions. Decentralized finance protocols allow the Company to provide or access liquidity, as well as exchange digital assets directly, on the blockchain. The Company deposits or transfers its digital assets to the smart contracts of these decentralized finance protocols and typically receives protocol-specific digital assets that represent the Company’s claims on the underlying digital assets. The Company’s transactions with such decentralized finance protocols rely on the functions of open source smart contracts, which are not developed by the Company and could be subject to exploits. The Company mitigates this smart contract risk through review of smart contract audits, as well as other risk management strategies that prevent concentration in or over-reliance on any individual decentralized finance protocol. Additionally, as transactions on decentralized protocols may occur without a centralized authority, the Company has implemented processes to monitor and review the digital asset wallets that interact with decentralized protocols in which the Company participates. As of June 30, 2025, four protocols, Coinbase wrapped bitcoin, Aave, Kamino, and Spark, represented 70% of the Company’s digital assets associated with decentralized finance protocols balance. As of December 31, 2024, four protocols, Maker DAO / Sky DAO, Coinbase wrapped bitcoin, Aave, and Pendle, represented 77% of the Company’s digital assets associated with decentralized finance protocols balance.
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, and loans receivable. The Company has established guidelines relative to credit ratings and maturities that seek to maintain safety and liquidity. The Company held $148.8 million and $19.7 million of cash and cash equivalents at brokers and $26.8 million and $64.7 million of cash and cash equivalents on trading platforms as of June 30, 2025 and December 31, 2024, respectively. The Company routinely assesses the financial strength of its customers and maintains allowances for anticipated losses. As of June 30, 2025 and December 31, 2024, no individual customer accounted for 10% or more of net accounts receivable. During the three and six months ended June 30, 2025, two digital asset trading platforms accounted for 39% of revenue. During the three months ended June 30, 2024, three digital asset trading platforms accounted for 53% of revenue; and during the six months ended June 30, 2024, one digital asset trading platform accounted for 35% of revenue. As of June 30, 2025, three counterparties and their related parties accounted for 67% of the Company’s Loans receivable and Digital assets loan receivable balance. The Company held collateral exceeding 100% of the loan carrying value for each of these three counterparties. As of December 31, 2024, two counterparties and their related parties accounted for 27% of the Company’s Loans receivable and Digital assets loan receivable balance.
The Company is also subject to liquidity and concentration risk related to its short-term loans payable. The loans are callable on demand by the counterparties and are collateralized by the Company’s cash, investment securities, and digital assets held in the Company’s trading accounts at counterparties’ trading platforms. As of June 30, 2025 and December 31, 2024, one individual lending counterparty accounted for greater than 5% of current liabilities at 7.2% and 8.5%, respectively. The proceeds from these loans are utilized for trading activities.
The Company conducts digital asset trades using both direct principal to principal transactions with counterparties and through centralized or decentralized digital asset trading platforms. Digital assets held on trading platforms are subject to the operational control of the platform operators, and could potentially be lost or impaired due to fraud or negligence of the platform operators. The Company mitigates this risk by performing regular reviews of each digital asset trading platform on which it transacts, distributing its digital assets across multiple different trading platforms to reduce concentration risk, and holding assets in self-custody where appropriate. As of June 30, 2025 and December 31, 2024, approximately 41% and 22%, respectively, of the Company’s digital assets were held with third parties, including centralized trading platforms or posted with counterparties. One centralized digital asset trading platform held more than 10% of the Company’s digital assets as of June 30, 2025, holding approximately 10% including posted collateral over which the Company maintains control. No centralized digital asset trading platform held more than 10% of the Company’s digital assets as of December 31, 2024.
The Company operates a bitcoin mining business. The Company operates its own mining facility and utilizes third party hosting providers. The facilities are subject to operational risks including managing power costs and maintaining uptime, some of which are outside of the Company’s control.
The Company is undertaking the construction of a data center at its Helios campus specifically designed to support AI/HPC applications. This initiative is subject to a variety of risks and uncertainties that could materially affect the Company's financial position, results of operations, and future prospects. These currently include, but are not limited to construction and development risks, operational and performance risks, and financing and liquidity risks. The Company continually monitors these and other potential risks and uncertainties. There can be no assurance that the Company will successfully mitigate these risks or that the construction and operation of the data center will proceed as planned.
The regulatory environment related to digital assets is complex, evolving, and uncertain, requiring the Company to allocate resources in legal, accounting, compliance, technology, and other functions which impact the Company’s consolidated financial statements. Future regulatory rules adopted domestically and internationally may impose obligations and restrictions on how the Company manages and / or conducts its business activities in the future.
The Company seeks to minimize potential adverse effects of these risks on performance by employing experienced personnel; daily monitoring of the Company’s investments, digital assets and market events; and diversifying the Company’s business strategy as well as its investment portfolio within the constraints of the Company’s investment objectives.
Galaxy Digital Holdings, LP
Concentration Risk [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
The Company’s digital assets activities may expose it to a variety of financial and other risks: credit risk, interest rate risk, liquidity risk, market risk, loss of access risk, irrevocability of transactions, hard fork and airdrop risks and regulatory oversight risk, among others.
The Company lends digital assets to third parties. On termination of a loan, the borrower is required to return the digital assets to the Company; any gains or loss in the market price during the loan would inure to the Company. In the event of bankruptcy of the borrower, the Company could experience delays in recovering its digital assets. In addition, to the extent that the value of the digital assets increases during the term of the loan, the value of the digital assets may exceed the value of collateral provided to the Company, exposing the Company to credit risks with respect to the borrower and potentially exposing the Company to a loss of the difference between the value of the digital assets and the value of the collateral. If a borrower defaults under its obligations with respect to a loan of digital assets, including by failing to deliver additional collateral when required or by failing to return the digital assets upon the termination of the loan, the Company may expend significant resources and incur significant expenses in connection with efforts to enforce the loan agreement, which may ultimately be unsuccessful.
The Company also participates in decentralized finance protocols, smart contracts that perform specific functions, which are predominantly built on top of the Ethereum blockchain. Decentralized finance protocols allow the Company to provide or access liquidity, as well as exchange digital assets directly, on the blockchain. The Company deposits or transfers its digital assets to the smart contracts of these decentralized finance protocols and typically receives protocol-specific digital assets that represent the Company’s claims on the underlying digital assets. The Company’s transactions with such decentralized finance protocols rely on the functions of open source smart contracts, which are not developed by the Company and could be subject to exploits. The Company mitigates this smart contract risk through review of smart contract audits, as well as other risk management strategies that prevent concentration in or over-reliance on any individual decentralized finance protocol. Additionally, as transactions on decentralized protocols may occur without a centralized authority, the Company has implemented processes to monitor and review the digital asset wallets that interact with decentralized protocols in which the Company participates. As of December 31, 2024, four protocols, Maker DAO / Sky DAO, Coinbase wrapped bitcoin, Aave, and Pendle, represented 77% of the Company’s digital assets associated with decentralized finance protocols. As of December 31, 2023, two protocols, Compound, Maker DAO / Sky DAO, represented 92% of the Company’s digital assets associated with decentralized finance protocols balance.
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, and loans receivable. The Company has established guidelines, relative to credit ratings and maturities, that seek to maintain safety and liquidity. The Company held $19.7 million and $199.6 million of cash at brokers and $64.7 million and $24.9 million of cash on trading platforms as of December 31, 2024 and 2023, respectively. The Company routinely assesses the financial strength of its customers and maintains allowances for anticipated losses. As of December 31, 2024 and 2023, no individual customer accounted for 10% or more of net accounts receivable. During the year ended December 31, 2024, two digital asset trading platforms accounted for 40% of revenue; and during the years ended December 31, 2023 and 2022, three digital asset trading platforms accounted for 54% and 67% of revenue, respectively. As of December 31, 2024 and 2023, two counterparties and their related parties accounted for 27% and 65%, respectively, of the Company’s Loans receivable and Digital assets loan receivable balance.
The Company is also subject to liquidity and concentration risk related to its short-term loans payable. The loans are callable on demand by the counterparties and are collateralized by the Company’s cash, investment securities, and digital assets held in the Company’s trading accounts at counterparties’ trading platforms. As of December 31, 2024 and 2023, one individual counterparty accounted for greater than 5% of the Company's total current liabilities, at 8.5% and 12.0%, respectively. The proceeds from these loans are utilized for trading activities.
The Company conducts digital asset trades using both direct principal to principal transactions with counterparties and through centralized or decentralized digital asset trading platforms. Digital assets held on trading platforms are subject to the operational control of the platform operators, and could potentially be lost or impaired due to fraud or negligence of the platform operators. The Company mitigates this risk by performing regular reviews of each digital asset trading platform it transacts on, distributing its digital assets across multiple different trading platforms to reduce concentration risk, and holding assets in self-custody where appropriate. As of December 31, 2024 and 2023, approximately 22% of the Company’s digital assets were held with third parties, including centralized trading platforms or posted with counterparties. No centralized digital asset trading platform held more than 10% of the Company’s digital assets, including posted collateral over which the Company maintains control, as of December 31, 2024 and 2023.
The Company operates a bitcoin mining business. The Company operates its own mining facility and utilizes third party hosting providers. The facilities are subject to operational risks including managing power costs and maintaining uptime, some of which are outside of the Company’s control. As of December 31, 2024, the Company predominantly operates its mining equipment at its mining facility in Texas, which reduces reliance on third-party hosting service providers.
The regulatory environment related to digital assets is complex, evolving, and uncertain, requiring the Company to allocate resources in legal, accounting, compliance, technology, and other functions which impact the Company’s consolidated financial statements. Future regulatory rules adopted domestically and internationally may impose obligations and restrictions on how the Company manages to conduct its business activities in the future.
The Company seeks to minimize potential adverse effects of these risks on performance by employing experienced personnel; daily monitoring of the Company’s investments, digital assets and market events; and diversifying the Company’s business strategy, as well as its investment portfolio within the constraints of the Company’s investment objectives.